Organization and Summary of Significant Accounting Policies (Details 14) - USD ($) $ in Thousands	12 Months Ended
	Jul. 03, 2016	Jun. 28, 2015	Jun. 29, 2014
Changes in warranty reserve
Balance, Beginning of Year	$ 11,835	$ 3,462	$ 2,500
Provision Charged to Expense	583	8,975	1,153
Payments	3,190	602	191
Balance, End of Year	$ 9,228	$ 11,835	$ 3,462